Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 01, 2016 Segment	Sep. 30, 2017	Sep. 30, 2016 Segment	Dec. 31, 2018 USD ($) Segment Reporting_unit shares	Dec. 31, 2018 CNY (¥) Segment Reporting_unit shares	Dec. 31, 2017 CNY (¥) Segment shares	Jun. 29, 2017 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)				6.8755					6.8755
Internal use software development costs, Amount capitalized				$ 886		¥ 9,238,000		¥ 12,781,000	¥ 6,093,000
Number of reporting units | Reporting_unit				1	1
Cash flows estimated growth rate after six years using terminal value		3.00%
Discount rate used in the valuations based on weighted average cost of capital		13.00%		13.00%				13.00%	13.00%
Discounted cash flow projection period		5 years						8 years
Impairment losses pursuant to the goodwill tests					¥ 0	766,440,000		¥ 0
Long-lived assets impairment					0
Deferred revenue				$ 8,400		55,753,000			¥ 57,754,000
Revenue recognized				6,617	45,492,000
Advertising expense				$ 1,159	¥ 7,968,000	¥ 7,773,000		¥ 20,420,000
Share Repurchase Plan, shares repurchased (in shares) | shares				0	0	3,448,482		815,525
Share Repurchase Plan, share value						¥ 133,126,000		¥ 42,665,000
Number of reportable segments | Segment	2		1	1	1	1
Aipu Group
Significant Accounting Policies [Line Items]
Discounted cash flow projection period				7 years	7 years
Long-lived assets impairment						¥ 170,695,000
WiFire Group Inc. ("WiFire Group")
Significant Accounting Policies [Line Items]
Discounted cash flow projection period				5 years	5 years
Long-lived assets impairment						¥ 231,113,000
American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, period							12 months
Share Repurchase Plan, shares repurchased (in shares) | shares				0	0	3,448,482		815,525
Share Repurchase Plan, share value					¥ 0	¥ 133,126,000		¥ 42,665,000
Maximum | American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, value | $							$ 200,000
Minimum | Capital Leases
Significant Accounting Policies [Line Items]
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life				75.00%	75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property				90.00%	90.00%